Note 4 - Fair Value (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair Value Measurements at March 31, 2019 Using
	Balance at March 31, 2019	Level 1	Level 2	Level 3
Assets:
Obligations of U.S. government-sponsored entities and agencies	$18,317	$—	$18,317	$—
Obligations of states and political subdivisions	57,388	—	57,388	—
Mortgage-backed securities – residential	58,379	—	58,379	—
Mortgage-backed securities – commercial	1,731	—	1,731	—
Collateralized mortgage obligations - residential	5,837	—	5,837	—
		Fair Value Measurements at June 30, 2018 Using
	Balance at June 30, 2018	Level 1	Level 2	Level 3
Assets:
Obligations of U.S. government-sponsored entities and agencies	$16,122	$—	$16,122	$—
Obligations of states and political subdivisions	56,590	—	56,590	—
Mortgage-backed securities - residential	63,408	—	63,408	—
Mortgage-backed securities - commercial	1,415	—	1,415	—
Collateralized mortgage obligations - residential	5,766	—	5,766	—
Pooled trust preferred security	727	—	727	—

		Fair Value Measurements at June 30, 2018 Using
	Balance at June 30, 2018	Level 1	Level 2	Level 3
Assets:
Securities available-for-sale:
Obligations of government-sponsored entities	$16,122	$—	$16,122	$—
Obligations of states and political subdivisions	56,590	—	56,590	—
Mortgage-backed securities - residential	63,408	—	63,408	—
Mortgage-backed securities - commercial	1,415	—	1,415	—
Collateralized mortgage obligations	5,766	—	5,766	—
Pooled trust preferred security	727	—	727	—
		Fair Value Measurements at June 30, 2017 Using
	Balance at June 30, 2017	Level 1	Level 2	Level 3
Securities available-for-sale:
Obligations of government-sponsored entities	$12,587	$—	$12,587	$—
Obligations of states and political subdivisions	57,460	—	57,460	—
Mortgage-backed securities - residential	63,838	—	63,838	—
Mortgage-backed securities - commercial	1,458	—	1,458	—
Collateralized mortgage obligations	6,211	—	6,211	—
Pooled trust preferred security	532	—	532	—

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
		Fair Value Measurements at March 31, 2019 Using
	Balance at March 31, 2019	Level 1	Level 2	Level 3
Impaired loans:
Commercial Real Estate - Other	$59	$—	$—	$59

		Fair Value Measurements at June 30, 2017 Using
	Balance at June 30, 2017	Level 1	Level 2	Level 3
Impaired loans:
Commercial Real Estate - Other	$130	$—	$—	$130
Other Real Estate Owned:
1-4 Family residential real estate	$71	$—	$—	$71

Fair Value, by Balance Sheet Grouping [Table Text Block]
	March 31, 2019		June 30, 2018
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Level 1 inputs:
Cash and cash equivalents	$8,352	$8,352	$7,772	$7,772
Level 2 inputs:
Certificates of deposits in other financial institutions	1,983	1,981	2,973	2,976
Loans held for sale	844	862	1,448	1,474
Accrued interest receivable	1,707	1,707	1,404	1,404
Level 3 inputs:
Securities held-to-maturity	3,824	3,861	4,024	4,048
Loans, net	343,806	342,195	315,087	311,642
Financial Liabilities:
Level 2 inputs:
Demand and savings deposits	357,159	357,159	351,422	351,422
Time deposits	102,130	102,458	78,541	78,332
Short-term borrowings	4,025	4,025	13,367	13,367
Federal Home Loan Bank advances	12,106	11,860	11,756	11,146
Accrued interest payable	128	128	68	68

	2018		2017
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Level 1 inputs:
Cash and cash equivalents	$7,772	$7,772	$9,912	$9,912
Level 2 inputs:
Certificates of deposits in other financial institutions	2,973	2,976	3,921	3,927
Loans held for sale	1,448	1,474	1,252	1,286
Accrued interest receivable	1,404	1,404	1,212	1,212
Level 3 inputs:
Securities held-to-maturity	4,024	4,048	4,259	4,329
Loans, net	315,087	311,642	269,781	266,041
Financial Liabilities:
Level 2 inputs:
Demand and savings deposits	351,422	351,422	307,960	307,960
Time deposits	78,541	78,332	66,511	66,535
Short-term borrowings	13,367	13,367	23,986	23,986
Federal Home Loan Bank advances	11,756	11,146	12,320	12,054
Accrued interest payable	68	68	40	40